OTHER OPERATING INCOME (Schedule of Other Operating Income) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Other Operating Income [Abstract]
Government supports - COVID-19	$ 0	$ 2,906
Rental Income From Premises	1	1
Other operating income	$ 1	$ 2,907